Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

5. Related Party Transactions

In June 2012, Chesapeake sold all of its ownership interests in us and in our general partner; however, Mr. Dell’Osso, Executive Vice President and Chief Financial Officer of Chesapeake, remained on our board of directors. Effective with the closing of the CMO Acquisition on December 20, 2012, the Partnership does not expect to complete additional significant transactions with Chesapeake. While Mr. Dell’Osso remains on our board, we no longer consider Chesapeake to be an affiliate of Access Midstream Partners. Because Chesapeake was our affiliate for a portion of 2012, we set forth below a description of our transactions with Chesapeake.

Affiliate transactions. In the normal course of business, natural gas gathering, treating and other midstream services are provided to Chesapeake and its affiliates. Revenues are derived almost exclusively from Chesapeake, which includes volumes attributable to third-party interest owners that participate in Chesapeake’s operated wells.

Omnibus Agreement. The Partnership has entered into an omnibus agreement with Access Midstream Ventures and Chesapeake Midstream Holdings that addresses the Partnership’s right to indemnification for certain liabilities and its obligation to indemnify Access Midstream Ventures and affiliated parties for certain liabilities.

General and Administrative Services and Reimbursement. Pursuant to a services agreement, Chesapeake and its affiliates provide certain services including legal, accounting, treasury, human resources, information technology and administration. The employees supporting these operations are employees of Chesapeake Energy Marketing Inc. (“CEMI”) or Chesapeake. The consolidated financial statements for the Partnership and the predecessor include costs allocated from Chesapeake and CEMI for centralized general and administrative services, as well as depreciation of assets utilized by Chesapeake’s centralized general and administrative functions. Effective October 1, 2009, the Partnership was charged a general and administrative fee from Chesapeake based on the terms of the joint venture agreement. The established terms indicate corporate overhead costs are charged to the Partnership based on actual cost of the services provided, subject to a fee per Mcf cap based on volumes of natural gas gathered. The fee is calculated as the lesser of $0.0310/Mcf gathered or actual corporate overhead costs. General and administrative charges were $22.3 million, $23.7 million and $17.0 million for the years ended December 31, 2012, 2011 and 2010 for the Partnership.

Additional Services and Reimbursement. At the Partnership’s request, Chesapeake also provides the Partnership with certain additional services under the services agreement, including engineering, construction, procurement, business analysis, commercial, cartographic and other similar services to the extent they are not already provided by the seconded employees. In return for such additional services, the general partner reimburses Chesapeake on a monthly basis an amount equal to the time and materials actually spent in performing the additional services. The reimbursement for additional services is not subject to the general and administrative services reimbursement cap.

Chesapeake has agreed to perform all services under the relevant provisions of the services agreement using at least the same level of care, quality, timeliness and skill as it does for itself and its affiliates and with no less than the same degree of care, quality, timeliness and skill as its past practice in performing the services for itself and the Partnership’s business during the one year period prior to September 30, 2009. In any event, Chesapeake has agreed to perform such services using no less than a reasonable level of care in accordance with industry standards.

In connection with the services arrangement, the Partnership reimburses GIP for certain costs incurred by GIP in connection with assisting the Partnership in the operation of its business. For the years ended December 31, 2012 and 2011, the cost was $1.7 million and $0.6 million, respectively, for these support services.

Employee Secondment Agreement. Chesapeake, certain of its affiliates and the Partnership’s general partner have entered into an amended and restated employee secondment agreement pursuant to which specified employees of Chesapeake are seconded to the general partner to provide operating, routine maintenance and other services with respect to the Partnership’s business under the direction, supervision and control of the general partner. Additionally, all of the Partnership’s executive officers other than its chief executive officer, Mr. Stice, are seconded to the general partner pursuant to this agreement. The general partner, subject to specified exceptions and limitations, reimburses Chesapeake on a monthly basis for substantially all costs and expenses Chesapeake incurs relating to such seconded employees, including the cost of their salaries, bonuses and employee benefits, including 401(k), restricted stock grants and health insurance and certain severance benefits. Charges to the Partnership for the services rendered by such seconded employees were $49.4 million and $42.1 million for the years ended December 31, 2012 and 2011, respectively. These charges include $37.7 million and $37.7 million in operating expenses and $11.7 million and $4.4 million in general and administrative expenses for the years end December 31, 2012 and 2011, respectively, in the accompanying consolidated statements of operations.

The initial term of the employee secondment agreement extends through September 30, 2014. The term will automatically extend for additional twelve month periods unless any party provides 90 days’ prior written notice otherwise prior to the expiration of the initial term or the applicable twelve month period. The Partnership’s general partner may terminate the agreement at any time upon 90 days’ prior written notice.

Shared Services Agreement. In return for the services of Mr. Stice as the chief executive officer of the Partnership’s general partner, its general partner has entered into a shared services agreement with Chesapeake pursuant to which its general partner reimburses certain of the costs and expenses incurred by Chesapeake in connection with Mr. Stice’s employment. The general partner is generally expected, subject to certain exceptions, to reimburse Chesapeake for 50 percent of the costs and expenses of the amounts provided to Mr. Stice in his employment agreement; however, the ultimate reimbursement obligation is determined based on the amount of time Mr. Stice actually spends working for the Partnership. The reimbursement obligations of its general partner will continue for so long as Mr. Stice is employed by both the general partner and Chesapeake.

Gas Compressor Master Rental and Servicing Agreement. The Partnership has entered into a gas compressor master rental and servicing agreement with MidCon Compression, L.L.C., (“MidCon Compression”) a wholly owned indirect subsidiary of Chesapeake, pursuant to which MidCon Compression agreed to provide the Partnership certain compression equipment that the Partnership uses to compress gas gathered on its gathering systems outside the Marcellus Shale and provide certain related services. In return for providing such equipment, the Partnership pays specified monthly rates per specified compression units, subject to an annual escalator to be applied on October 1st of each year and a redetermination of such specified monthly rates to market rates effective no later than October 1, 2016. Under the compression agreement, the Partnership granted MidCon Compression the exclusive right to provide compression equipment to the Partnership in the acreage dedications through September 30, 2016. Thereafter, the Partnership will have the right to continue receiving such equipment through September 30, 2019 at market rates to be agreed upon between the parties or to receive compression equipment from unaffiliated third parties. MidCon Compression guarantees to the Partnership that the compressors will meet specified run time and throughput performance guarantees. The monthly rates are reduced for any equipment that does not meet these guarantees. The Partnership receives substantially all of the compression capacity for its existing gathering systems in the Marcellus Shale from MidCon Compression under a long-term contract expiring on January 31, 2021 pursuant to which the Partnership has agreed to pay specified monthly rates under a fixed-fee structure subject to an annual escalator. This agreement is not subject to an exclusivity provision. Compressor charges from affiliates were $65.3 million, $57.6 million and $47.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. These charges are included in operating expenses in the accompanying consolidated statements of operations.

The Partnership is obligated to maintain general liability and property insurance, including machinery breakdown insurance with respect to the equipment. In addition, MidCon Compression has agreed to provide the Partnership with emission testing and other related services at monthly rates. The Partnership or MidCon Compression may terminate these services upon not less than six months notice.

The compression agreement expires on September 30, 2019 but will continue from year to year thereafter, unless terminated by the Partnership no less than 60 days prior to the end of the term or any year thereafter. Additionally, either party may terminate in specified circumstances, including upon the other party’s failure to perform material obligations under the compression agreement if such failure is not cured within 60 days after notice thereof.

Inventory Purchase Agreement. Upon completion of the IPO, the Partnership entered into an inventory purchase agreement pursuant to which the Partnership agreed beginning as of September 30, 2009 to purchase from Chesapeake, in each case on terms and conditions to be mutually agreed upon by Chesapeake and the Partnership, its first $60.0 million of requirements of pipes that are useful in the conduct of the natural gas gathering, compression, dehydrating, treating and transportation business at a specified price per ton. For the years ended December 31, 2011 and 2010, the Partnership purchased approximately $23.4 million and $36.6 million, respectively, of inventory pursuant to this inventory purchase agreement and incorporated in the Partnership’s property, plant and equipment, thus satisfying the terms of this agreement.

Gas Gathering Agreements. The Partnership operates under gas gathering agreements that range from 10 to 20 years.

Future revenues under the Partnership’s gas gathering agreements will be derived pursuant to terms that will differ between the Partnership’s operating regions.

If one of the counterparties to the gas gathering agreements sells, transfers or otherwise disposes of to a third party properties within the Partnership’s acreage dedications, it does so subject to the terms of the gas gathering agreement, including our dedication, and it will be required to cause the third party to acknowledge and take assignment of the counterparty’s obligations under the existing gas gathering agreement with the Partnership, subject to our consent. Our producer customers’ dedication of the gas produced from applicable properties under our gas gathering agreements will run with the land in order to bind successors to the producer customers’ interest, as well as any interests in the dedicated properties subsequently acquired by the producer customer.